Note 11 - Subsequent Events (Details) (USD $)	6 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Subsequent Event [Member] Irini [Member]	Aug. 12, 2013 Subsequent Event [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.03	$ 0.09		$ 0.015
Proceeds from Sale of Property, Plant, and Equipment	$ 3,569,158	$ 4,250,843	$ 3,900,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property			$ 1,300,000